Other comprehensive (loss)/income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other comprehensive (loss)/income
Exchange differences on translation of financial statements of overseas subsidiaries	¥ (32,504)	¥ 41,198	¥ 40,494	¥ (16,548)
Other comprehensive loss	¥ (32,504)	¥ 41,198	¥ 40,494	¥ (16,548)